Provisions, contingent liabilities and other liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provisions [Line Items]
Balance at beginning of the year	$ 294,507
Changes (additions and deductions)	50,798
Accretion expense	6,848
Disbursements	(26,722)
Sale of mining unit	(5,093)
Balance at end of the year	320,338	$ 294,507
Classification by maturity [Abstract]
Current portion	68,000	72,771
Non-current portion	252,338	221,736
Closure Of Mining Units And Exploration Projects [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	252,305
Changes (additions and deductions)	32,200
Accretion expense	6,848
Disbursements	(8,571)	(16,882)
Sale of mining unit	(5,093)
Balance at end of the year	277,689	252,305
Classification by maturity [Abstract]
Current portion	32,462	35,280
Non-current portion	245,227	217,025
Bonus To Employees And Officers [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	19,226
Changes (additions and deductions)	13,106
Accretion expense	0
Disbursements	(15,119)
Sale of mining unit	0
Balance at end of the year	17,213	19,226
Environmental Liabilities [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	6,305
Changes (additions and deductions)	(211)
Accretion expense	0
Disbursements	(1,056)
Sale of mining unit	0
Balance at end of the year	5,038	6,305
Safety Contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	5,205
Changes (additions and deductions)	(598)
Accretion expense	0
Disbursements	(71)
Sale of mining unit	0
Balance at end of the year	4,536	5,205
Labor Contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	3,777
Changes (additions and deductions)	442
Accretion expense	0
Disbursements	(139)
Sale of mining unit	0
Balance at end of the year	4,080	3,777
Obligations With Communities [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	3,509
Changes (additions and deductions)	96
Accretion expense	0
Disbursements	0
Sale of mining unit	0
Balance at end of the year	3,605	3,509
Tax contingencies
Disclosure of provisions [Line Items]
Balance at beginning of the year	382
Changes (additions and deductions)	2,728
Accretion expense	0
Disbursements	0
Sale of mining unit	0
Balance at end of the year	3,110	382
Environmental contingencies
Disclosure of provisions [Line Items]
Balance at beginning of the year	1,500
Changes (additions and deductions)	1,640
Disbursements	(266)
Balance at end of the year	2,874	1,500
Board of Directors' participation [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	1,594
Changes (additions and deductions)	1,493
Accretion expense	0
Disbursements	(1,500)
Sale of mining unit	0
Balance at end of the year	1,587	1,594
Workers' profit sharing payable
Disclosure of provisions [Line Items]
Balance at beginning of the year	69
Changes (additions and deductions)	57
Accretion expense	0
Disbursements	0
Sale of mining unit	0
Balance at end of the year	126	69
Other Provisions
Disclosure of provisions [Line Items]
Balance at beginning of the year	635
Changes (additions and deductions)	(155)
Accretion expense	0
Disbursements	0
Sale of mining unit	0
Balance at end of the year	$ 480	$ 635